UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.):      [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oberweis Asset Management, Inc.
Address: 3333 Warrenville Road, Suite 500
         Lisle, IL 60532

Form 13F File Number: 28- 4688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Patrick B. Joyce
Title: Executive Vice President
Phone: (800) 323-6166

Signature, Place, and Date of Signing:

  /s/ Patrick B. Joyce             Lisle, IL             May 15, 2013
------------------------    ------------------------  -------------------
      [Signature]                [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:      _____
Form 13F Information Table Entry Total: 144 Data Records
Form 13F Information Table Value Total: $337,879 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21Vianet Group, Inc. - ADR     com              90138A103     8858   942346 SH       Sole                   502500            439846
51Job Inc. ADR                 com              316827104     2868    48280 SH       Sole                    44100              4180
8X8 Inc.                       com              282914100     1171   171000 SH       Sole                   171000
ADA-ES, Inc.                   com              005208103      656    24700 SH       Sole                    24700
AVG Technologies               com              N07831105     6270   450418 SH       Sole                   128800            321618
Acacia Research-Acacia Tech    com              003881307    16939   561453 SH       Sole                   298050            263403
Access National Corp.          com              004337101      208    12700 SH       Sole                    12700
Acquity Group Ltd. ADR         com              00489C103      672   105900 SH       Sole                   105900
AdCare Health Systems, Inc.    com              00650W300      364    91031 SH       Sole                    91031
Advisory Board Co.             com              00762W107     5521   105130 SH       Sole                    20100             85030
Allot Communications Ltd.      com              M0854Q105      303    25400 SH       Sole                    25400
Amgen, Inc.                    com              031162100      345     3369 SH       Sole                                       3369
Apple, Inc.                    com              037833100      284      641 SH       Sole                                        641
Arctic Cat Inc.                com              039670104      454    10400 SH       Sole                    10400
Aruba Networks Inc.            com              043176106      438    17700 SH       Sole                    17700
BHP Billiton Ltd. ADR          com              088606108      295     4314 SH       Sole                                       4314
Bancorp, Inc./The              com              05969A105     1010    72900 SH       Sole                    72900
Barrett Business Services      com              068463108     1574    29888 SH       Sole                    29888
Berkshire Hills Bk             com              084680107     1114    43600 SH       Sole                    43600
Bitauto                        com              091727107      211    21310 SH       Sole                    21310
Bofi Holding, Inc.             com              05566U108    10097   281401 SH       Sole                    94976            186425
Bonanza Creek Energy, Inc.     com              097793103     1234    31900 SH       Sole                    31900
Bryn Mawr Bank Corp.           com              117665109      920    39500 SH       Sole                    39500
Cai International, Inc.        com              12477X106     1945    67500 SH       Sole                    54700             12800
CalAmp Corp.                   com              128126109      419    38200 SH       Sole                    38200
Callon Petroleum Corp.         com              13123X102      618   167100 SH       Sole                   167100
Cardinal Finl Corp.            com              14149F109     1058    58200 SH       Sole                    55400              2800
Catamaran Corp.                com              148887102     3535    66654 SH       Sole                    60674              5980
Changyou.com Ltd. ADR          com              15911M107     1589    55000 SH       Sole                    55000
China Lodging Group-Spon ADS   com              16949N109     2140   130000 SH       Sole                   130000
Cirrus Logic                   com              172755100     1315    57800 SH       Sole                    57800
Clicksoftware Technologies Ltd com              M25082104      851   105860 SH       Sole                   103600              2260
Coca-Cola                      com              191216100      290     7183 SH       Sole                                       7183
Consumer Portfolio Services    com              210502100     1933   165100 SH       Sole                   165100
Cyberonics, Inc.               com              23251P102     1268    27100 SH       Sole                    27100
Cynosure Inc.                  com              232577205      359    13700 SH       Sole                    13700
DXP Enterprises, Inc.          com              233377407      627     8400 SH       Sole                     8400
Datalink Corp.                 com              237934104      536    44355 SH       Sole                    44355
Datawatch Corp.                com              237917208     2615   174340 SH       Sole                   113200             61140
Dealertrack Technologies, Inc. com              242309102     3454   117560 SH       Sole                    50100             67460
Digimarc Corp.                 com              25381B101      802    36520 SH       Sole                    34200              2320
Eagle Bancorp, Inc.            com              268948106      970    44300 SH       Sole                    43900               400
Egain Communications Corp.     com              28225C806      703    81200 SH       Sole                    81200
Ellie Mae, Inc.                com              28849P100     8853   368100 SH       Sole                   181200            186900
Emcore Corp.                   com              290846203      448    77000 SH       Sole                    77000
Endologix, Inc.                com              29266S106     2813   174200 SH       Sole                   174200
Energy XXI Bermuda             com              G10082140      629    23100 SH       Sole                    23100
Exlservice Holdings            com              302081104     9580   291373 SH       Sole                   122400            168973
Exxon Mobil Corp.              com              30231G102      218     2423 SH       Sole                                       2423
Financial Engines, Inc.        com              317485100      623    17200 SH       Sole                    17200
First Savings Financial Group, com              33621E109      324    14900 SH       Sole                    14900
Flotek Inds Inc.               com              343389102     1115    68200 SH       Sole                    68200
Francescas Holdings Corp.      com              351793104    15061   524413 SH       Sole                   201075            323338
Freeport Mcmoran Copper & Gold com              35671D857      728    21981 SH       Sole                                      21981
Furmanite Corp.                com              361086101       79    11800 SH       Sole                    11800
G III Apparel Group Ltd.       com              36237H101     1067    26600 SH       Sole                    26600
GSI Group, Inc.                com              36191C205      112    13100 SH       Sole                    13100
General Electric Co.           com              369604103      292    12625 SH       Sole                                      12625
Gentherm, Inc.                 com              37253A103     4293   262100 SH       Sole                   212600             49500
Giant Interactive              com              374511103     1300   200000 SH       Sole                   200000
Grand Canyon Education, Inc.   com              38526M106     1170    46100 SH       Sole                    46100
Greenway Medical Technologies  com              39679B103     1958   123170 SH       Sole                   102200             20970
Gulfport Energy Corp.          com              402635304     8119   177150 SH       Sole                    91600             85550
HMS Holdings Corp.             com              40425J101    10798   397720 SH       Sole                   141700            256020
Halcon Resources Corp.         com              40537Q209     1172   150502 SH       Sole                   150502
Healthstream Inc.              com              42222N103     5858   255373 SH       Sole                    62300            193073
Homeowners Choice, Inc.        com              43741E103     1019    37400 SH       Sole                    37400
INPHI Corp.                    com              45772F107      777    74400 SH       Sole                    74400
IPC The Hospitalist Co.        com              44984A105      404     9080 SH       Sole                     9080
IPG Photonics Corp.            com              44980X109     9352   140824 SH       Sole                    54100             86724
Imax Corp.                     com              45245E109     5296   198133 SH       Sole                    66500            131633
Intel Corporation              com              458140100      235    10777 SH       Sole                                      10777
Interactive Intelligence Group com              45841V109     2641    59550 SH       Sole                    59000               550
Invensense, Inc.               com              46123D205     4264   399237 SH       Sole                    81400            317837
JP Morgan Chase & Company Inc. com              46625H100      281     5928 SH       Sole                                       5928
Joe's Jeans, Inc.              com              47777N101      559   329000 SH       Sole                   329000
Johnson & Johnson              com              478160104      373     4575 SH       Sole                                       4575
Kimberly Clark Corp.           com              494368103      226     2309 SH       Sole                                       2309
Lannett Company, Inc.          com              516012101      725    71701 SH       Sole                    71701
Magic Software Enterprises Ltd com              559166103      103    19700 SH       Sole                    19700
Manitex International, Inc.    com              563420108      619    49900 SH       Sole                    49900
Marine Products Corp.          com              568427108       85    11600 SH       Sole                    11600
Market Leader, Inc.            com              57056R103     1606   179240 SH       Sole                   173500              5740
Maximus, Inc.                  com              577933104     1200    15000 SH       Sole                    15000
Maxlinear, Inc. Class A        com              57776J100      536    86500 SH       Sole                    86500
McDonald's Corporation         com              580135101      431     4325 SH       Sole                                       4325
Medidata Solutions, Inc.       com              58471A105    22945   395740 SH       Sole                   166610            229130
Methode Electronics, Inc.      com              591520200      151    11700 SH       Sole                    11700
Microsoft Corp.                com              594918104      445    15562 SH       Sole                                      15562
Mistras Group, Inc.            com              60649T107     6249   258113 SH       Sole                   152400            105713
Mitcham Industries, Inc.       com              606501104     3846   227310 SH       Sole                    35600            191710
Multimedia Games               com              625453105     1750    83862 SH       Sole                    83862
NQ Mobile, Inc. - ADR          com              64118U108     9352  1037924 SH       Sole                   518600            519324
Netease.Com, Inc.              com              64110W102     2739    50000 SH       Sole                    50000
Noah Holdings                  com              65487X102      999   137400 SH       Sole                   137400
Northern Oil & Gas, Inc.       com              665531109      831    57800 SH       Sole                    57800
Omnicell, Inc.                 com              68213N109     1824    96600 SH       Sole                    96600
On Assignment, Inc.            com              682159108    10288   406499 SH       Sole                   169882            236617
Oxford Inds, Inc.              com              691497309     1179    22200 SH       Sole                    22200
Panhandle Oil & Gas Inc.       com              698477106      461    16100 SH       Sole                    16100
Pdf Solutions, Inc.            com              693282105      617    38500 SH       Sole                    38500
Pennymac Mortgage Investment   com              70931T103     7777   300369 SH       Sole                    98427            201942
Perficient Inc.                com              71375U101      736    63100 SH       Sole                    61500              1600
Points International Ltd.      com              730843208      667    41900 SH       Sole                    41900
Premier Exhibitions, Inc.      com              74051E102      539   202500 SH       Sole                   202500
Procera Networks, Inc.         com              74269U203     1032    86820 SH       Sole                    85300              1520
Protalix Biotherapeu           com              74365A101      632   115100 SH       Sole                   115100
Proto Labs Inc.                com              743713109      437     8900 SH       Sole                     8900
Qihoo 360 Technology Co-ADR    com              74734M109     2370    80000 SH       Sole                    80000
RPX Corporation                com              74972G103      559    39600 SH       Sole                    39600
Roadrunner Transportation Syst com              76973Q105     6254   271919 SH       Sole                   140979            130940
Rue21, Inc.                    com              781295100     1211    41200 SH       Sole                    41200
SPDR S&P 500 ETF Trust         com              78462F103     1441     9200 SH       Sole                     9200
Senesco Technologies, Inc      com              817208408        4    50000 SH       Sole                                      50000
Shanda Games                   com              81941U105      247    83000 SH       Sole                    83000
Silicom Ltd.                   com              M84116108      854    30300 SH       Sole                    30300
Sourcefire, Inc.               com              83616T108     1345    22700 SH       Sole                    22700
Spreadtrum Communications      com              849415203     3823   186400 SH       Sole                   171900             14500
Stamps.com, Inc.               com              852857200     5346   214102 SH       Sole                    57100            157002
Steven Madden Ltd.             com              556269108     4419   102235 SH       Sole                    22375             79860
Stratasys Ltd.                 com              M85548101     1321    17800 SH       Sole                    17800
Streamline Health Solutions    com              86323X106      743   115200 SH       Sole                   111000              4200
Support.com, Inc.              com              86858W101     2498   597560 SH       Sole                   506500             91060
Tangoe, Inc.                   com              87582Y108     6671   538450 SH       Sole                   211600            326850
Taser International, Inc.      com              87651B104      445    56000 SH       Sole                    56000
The Travelers Co., Inc.        com              89417E109      365     4340 SH       Sole                                       4340
Tilly's, Inc.                  com              886885102     1175    92390 SH       Sole                    88200              4190
Toyota Motor Corp. ADR         com              892331307      247     2410 SH       Sole                                       2410
Triangle Petroleum Corp.       com              89600B201      713   108000 SH       Sole                   108000
US Silica Holdings, Inc.       com              90346E103      229     9700 SH       Sole                     9700
United Financial Bancorp, Inc. com              91030T109      406    26700 SH       Sole                    26700
Valueclick, Inc.               com              92046N102     2108    71300 SH       Sole                    71300
Vascular Solutions             com              92231m109      517    31900 SH       Sole                    31900
Verizon Communications         com              92343V104      310     6297 SH       Sole                                       6297
Vipshop Holdings Ltd. ADS      com              92763W103     2277    74963 SH       Sole                    74963
Virtusa Corp.                  com              92827P102      596    25100 SH       Sole                    25100
Wal Mart Stores Inc.           com              931142103      294     3932 SH       Sole                                       3932
Walgreen Company               com              931422109      415     8700 SH       Sole                                       8700
Web.com Group, Inc.            com              94733A104    12632   739583 SH       Sole                   313900            425683
Winnebago Industries, Inc.     com              974637100      615    29800 SH       Sole                    29800
Xenacare Hldgs, Inc.           com              98401A106        1   140000 SH       Sole                                     140000
YY                             com              98426T106     2197   130000 SH       Sole                   120000             10000
Zillow, Inc.                   com              98954A107      410     7500 SH       Sole                     7500
Zumiez Inc.                    com              989817101     1150    50200 SH       Sole                    50200